Fair value measurement - Disclosure of assets and liabilities measured at fair value on a recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 171,766	€ 75,285	[1]
Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	15	1		€ 0
Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	252	0		0
Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	134	187		207
Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	12	0		€ 0
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	27,669	17,750
Liabilities	601	71
Recurring fair value measurement | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	95	26
Recurring fair value measurement | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	506	45
Recurring fair value measurement | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	105	0
Recurring fair value measurement | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,007	715
Recurring fair value measurement | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	53	3
Recurring fair value measurement | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	755	149
Recurring fair value measurement | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	47	1
Recurring fair value measurement | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	252	0
Recurring fair value measurement | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5	0
Recurring fair value measurement | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	354	387
Recurring fair value measurement | Investment held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	49	0
Recurring fair value measurement | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	25,042	16,495
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	25,769	16,862
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	71	0
Recurring fair value measurement | Level 1 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	878	604
Recurring fair value measurement | Level 1 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5	0
Recurring fair value measurement | Level 1 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	32	0
Recurring fair value measurement | Level 1 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2	0
Recurring fair value measurement | Level 1 | Investment held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	49	0
Recurring fair value measurement | Level 1 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	24,732	16,258
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,344	589
Liabilities	590	71
Recurring fair value measurement | Level 2 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	93	26
Recurring fair value measurement | Level 2 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	497	45
Recurring fair value measurement | Level 2 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	21	0
Recurring fair value measurement | Level 2 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	48	3
Recurring fair value measurement | Level 2 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	754	149
Recurring fair value measurement | Level 2 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5	0
Recurring fair value measurement | Level 2 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	218	200
Recurring fair value measurement | Level 2 | Investment held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	298	237
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	556	299
Liabilities	11	0
Recurring fair value measurement | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	2	0
Recurring fair value measurement | Level 3 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	9	0
Recurring fair value measurement | Level 3 | Financial securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	13	0
Recurring fair value measurement | Level 3 | Financial securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	129	111
Recurring fair value measurement | Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Derivative operating liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1	0
Recurring fair value measurement | Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	15	1
Recurring fair value measurement | Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	252	0
Recurring fair value measurement | Level 3 | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	134	187
Recurring fair value measurement | Level 3 | Investment held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 12	€ 0

[1]	Refer to Note 3, Scope of consolidation